Group Information - Schedule of VIE of the Group (Details) - VIE [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beijing Kuke Music [Member]
Schedule of VIE of the Group [Line Items]
Principal activities	Distribution of commercial copyrights and provision of music education solutions
Place of registration	PRC
% beneficial interest	100.00%	100.00%
BMF Culture [Member]
Schedule of VIE of the Group [Line Items]
Principal activities	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances
Place of registration	PRC
% beneficial interest	100.00%	100.00%